Financial instruments and financial risk management - Effect Of Share Price Variations On Warrant Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Warrant liability	$ 3,634	$ 3,897	$ 6,854		$ 10,891
Bottom Of Range
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	1,792
Top Of Range
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	(1,504)
Warrant liability
Disclosure of detailed information about financial instruments [line items]
Warrant liability	3,634			$ 400
Warrant liability | Market risk | Bottom Of Range
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	1,792
Warrant liability | Market risk | Top Of Range
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	$ (1,504)